Stock-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Stock Options for Employees and Non-Employees Using Black-Scholes Option Pricing Model (Details) - Options Issued and Outstanding - $ / shares
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock	$ 2.23		$ 2.23
Expected term (in years)	5 years 6 months		5 years 6 months
Expected volatility	110.20%		110.20%
Expected volatility, minimum		94.50%		93.70%	92.00%	75.90%	74.40%
Expected volatility, maximum		104.80%		104.80%	104.90%	90.60%	74.50%
Risk-free interest rate	0.40%		0.40%
Risk-free interest rate, minimum		1.90%		1.90%	1.40%	2.40%	1.90%
Risk-free interest rate, maximum		2.40%		2.60%	2.60%	3.10%	2.20%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	100.80%	93.40%	99.60%	90.00%	89.70%	78.00%	74.60%
Expected volatility, maximum	103.50%	94.20%	103.50%	94.90%	99.50%	91.20%	77.00%
Risk-free interest rate, minimum	0.50%	1.90%	0.50%	1.90%	1.70%	2.70%	2.30%
Risk-free interest rate, maximum	0.60%	2.10%	0.90%	2.60%	2.80%	3.10%	2.40%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member] | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock		$ 6.97		$ 6.97	$ 1.27	$ 8.57	$ 0.79
Expected term (in years)		5 years 6 months		5 years 6 months	5 years 6 months	5 years 9 months 18 days	5 years 10 months 24 days
Minimum [Member] | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock	$ 2.09	$ 8.90	$ 0.96	$ 6.82	$ 1.23	$ 8.62	$ 0.79
Expected term (in years)	7 years	8 years	7 years	8 years	7 years 4 months 24 days	8 years 4 months 24 days	9 years 4 months 24 days
Maximum | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock		$ 8.08		$ 8.90	$ 10.66	$ 15.45	$ 9.33
Expected term (in years)		6 years 1 month 6 days		6 years 1 month 6 days	6 years 1 month 6 days	6 years 2 months 12 days	6 years 2 months 12 days
Maximum | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock	$ 2.18	$ 10.20	$ 2.18	$ 10.20	$ 10.26	$ 15.45	$ 10.28
Expected term (in years)	8 years 9 months 18 days	9 years 8 months 12 days	9 years	10 years	10 years	10 years	10 years